Intangible Assets - Schedule of Movement of Intangible Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ 1,570,964
Ending, balances	1,574,433	$ 1,570,964
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,828,024	1,751,814
Acquisitions	53,220	58,196
Disposals		(147)
Exchange differences	(33,831)	18,161
Others	(18,701)
Ending, balances	1,896,374	1,828,024
Gross assets [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	263,179	203,080
Acquisitions	53,140	58,085
Disposals		(147)
Exchange differences	(5,308)	2,161
Others	(7,427)
Ending, balances	314,200	263,179
Gross assets [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	42,601	42,474
Acquisitions	80	111
Exchange differences	(20)	16
Others	(9,349)
Ending, balances	33,352	42,601
Gross assets [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	383,207	375,952
Exchange differences	(12,876)	7,255
Others	(2,335)
Ending, balances	393,748	383,207
Gross assets [member] | Goodwills [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,135,392	1,126,663
Exchange differences	(15,627)	8,729
Ending, balances	1,151,019	1,135,392
Gross assets [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	3,645	3,645
Others	410
Ending, balances	$ 4,055	$ 3,645